Parent Company Information(Table)	12 Months Ended
Dec. 31, 2018
Condensed financial information of parent company only disclosure [Abstract]
Schedule Of Condensed Balance Sheet [Text Block]

Condensed Statements of Financial Position

	Dec. 31 2017		Dec. 31 2018
	(In millions of Korean won)
Assets
Cash and due from financial institutions	￦	245,400	￦	344,302
Financial assets at fair value through profit or loss (under IAS 39)		284,485		—
Financial assets at fair value through profit or loss		—		289,179
Loans at amortized cost		10,000		50,000
Investments in subsidiaries[1]
Banking subsidiaries		14,821,721		14,821,721
Nonbanking subsidiaries.		9,240,395		9,240,395
Investments in associate[1]		—		—
Other assets		500,833		877,477

Total assets	￦	25,102,834	￦	25,623,074

Liabilities and shareholders’ equity
Debts	￦	300,000		300,000
Debentures		5,162,600		5,373,266
Other liabilities		513,689		878,573
Shareholders’ equity		19,126,545		19,071,235

Total liabilities and shareholders’ equity	￦	25,102,834	￦	25,623,074

[1]	Investments in subsidiaries and associate were accounted at cost method in accordance with IAS 27.

Condensed StatementOf ComprehensiveIncome [Text Block]

Condensed Statements of Comprehensive Income

	2016		2017		2018
	(In millions of Korean won)
Income
Dividends from subsidiaries	￦	686,919	￦	693,660	￦	1,089,556
Dividends from an associate		7,989		15,884		—
Interest from subsidiaries		2,192		3,207		5,710
Other income		11,330		15,147		20,940

Total income		708,430		727,898		1,116,206

Expense
Interest expense		60,521		101,107		122,451
Non-interest expense		57,941		78,888		65,027

Total expense		118,462		179,995		187,478

Profit(loss) before tax expense		589,968		547,903		928,728

Tax income(expense)		164		5,522		(2,823)

Profit(loss) for the year		590,132		553,425		925,905

Other comprehensive income(loss) for the year, net of tax		237		(491)		(1,911)

Total comprehensive income for the year	￦	590,369	￦	552,934	￦	923,994

Schedule Of Condensed Cash Flow Statement [Text Block]

Condensed Statements of Cash Flows

	2016		2017		2018
	(In millions of Korean won)
Operating activities
Net income	￦	590,132	￦	553,425	￦	925,905
Reconciliation of net income (loss) to net cash provided by operating activities:
Other operating activities, net		5,588		16,718		(1,243)

Net cash inflow (outflow) from operating activities		595,720		570,143		924,662

Investing activities
Net payments from (to) subsidiaries		(1,684,021)		(1,413,932)		—
Other investing activities, net		(201,890)		21,376		(43,554)

Net cash outflow from investing activities		(1,885,911)		(1,392,556)		(43,554)

Financing activities
Net increase(decrease) in debts		350,000		(50,263)		(164)
Increases in debentures		1,975,742		1,836,114		897,872
Repayments of debentures		(150,000)		(149,669)		(688,486)
Cash dividends paid		(378,625)		(497,969)		(766,728)
Acquisition of treasury shares		(716,808)		(185,465)		(224,700)

Net cash inflow from financing activities		1,080,309		952,748		(782,206)

Net increase in cash held at bank subsidiaries		(209,882)		130,335		98,902
Cash and cash equivalents subsidiaries at January 1		324,944		115,062		245,397

Cash and cash equivalents subsidiaries at December 31	￦	115,062	￦	245,397	￦	344,299